Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Cash flows from operating activities:
Net loss	$ (49,841)	$ (79,824)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	29	175
Amortization of debt issuance costs	572	69
Issuance costs for private placement of shares and warrants through placement agent	2,819	9,678
Amortization of discount on convertible notes	1,076	2,126
Loss on derivatives	236	8,750
Loss on induced conversion	6,680	5,312
Non-cash finance charges		4,885
Loss on note extinguishment	13,374
Change in fair value of derivative liabilities		6
Inventory charge		20,633
Stock-based compensation	2,415	4,275
Changes in operating assets and liabilities:
Prepaid expenses and other assets	893	1,902
Accounts payable, and accrued expenses, and other liabilities	10,765	(3,097)
Net cash used in operating activities	(10,982)	(25,110)
Cash flows from financing activities:
Proceeds from warrant transactions, net of offering costs		2,807
Proceeds from sale of common stock and warrants, net of issuance costs	9,137	25,786
Proceeds from warrant exercises	300	439
Proceeds held in trust	300
Proceeds from convertible note and warrant issuances, net of issuance costs	2,011	895
Net cash provided by financing activities	11,748	29,927
Net change in cash and restricted cash	766	4,817
Cash and restricted cash at beginning of period	9,048	4,231
Cash and restricted cash at end of period	9,814	9,048
Cash and restricted cash consisted of the following:
Cash	3,110	2,541
Restricted cash	6,704	6,507
Total cash and restricted cash	9,814	9,048
Supplemental disclosure:
Cash paid for interest	45	19
Non-cash investing and financing transactions:
Derivative liability associated with warrants	102	8,750
Issuance of common stock for principal of convertible notes	5,250	4,000
Accrued dividends on Series C and D convertible preferred stock	1,483	1,490
Dividend paid in common stock on Series B and C convertible preferred stock conversions		159
Warrants issued to placement agent	1,783	7,640
Warrants issued for surety bond backstop agreement		4,885
Deemed dividend on common stock issued due to down round provision, recorded in additional paid-in capital		$ 5,417
Note conversion to common stock and warrants	$ 3,302